Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period		$ (9)
Other comprehensive income (loss), net of tax		11	$ (60)
Accumulated other comprehensive income (loss), end of period		2	(9)
Unrealized Gains and Losses on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	[1]	(9)	51
Other comprehensive gain (loss) before reclassifications	[1]	11	(72)
Less amount reclassified from accumulated other comprehensive loss	[1],[2]		12
Other comprehensive income (loss), net of tax	[1]	11	(60)
Accumulated other comprehensive income (loss), end of period	[1]	$ 2	$ (9)

[1]	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
[2]	There were no amounts reclassified out of other comprehensive income for year ended December 31, 2016. There was $12 reclassified out of other comprehensive income for year ended December 31, 2015 due to an early redemption of a municipal security.